Note 13 - Financial assets at fair value through other comprehensive income (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Financial Assets At Fair Value Through Other Comprehensive Income	€ 61,183,000,000	€ 56,337,000,000	€ 69,476,000,000
Equity instruments At Fair Value Through Other Comprehensive Income	2,420,000,000	2,595,000,000	4,488,000,000
Value corrections	0	0	(1,264,000,000)
Net Equity instruments At Fair Value Through Other Comprehensive Income	2,420,000,000	2,595,000,000	3,224,000,000
Debt Instruments At Fair Value Through Other Comprehensive Income	58,841,000,000	53,737,000,000	66,273,000,000
Value corrections debt securities	(110,000,000)	(28,000,000)	(21,000,000)
Net Debt Instruments At Fair Value Through Other Comprehensive Income	58,731,000,000	53,709,000,000	66,251,000,000
Loans and advances at fair value through other comprehensive income	€ 33,000,000	€ 33,000,000	€ 0